Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments
A summary of the carrying amounts and fair values of the Company's financial instruments at December 31, 2022 and 2021 is as follows:

			December 31, 2022
			Fair Value Measurements
	December 31, 2022		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$18,661	$18,661	$18,661	$—	$—
Federal funds sold and overnight interest-bearing deposits	65,059	65,059	65,059	—	—
Certificates of deposit in other banks	2,955	2,955	2,955	—	—
Available for sale securities	250,747	250,747	2,152	248,595	—
Other investment securities	6,353	6,353	46	6,307	—
Loans, net	1,505,664	1,389,018	—	—	1,389,018
Loans held for sale	591	591	—	591	—
Cash surrender value - life insurance	2,567	2,567	—	2,567	—
Interest rate lock commitments	20	20	—	—	20
Forward sale commitments	3	3	—	3	—
Accrued interest receivable	7,953	7,953	7,953	—	—
Total	$1,860,573	$1,743,927	$96,826	$258,063	$1,389,038
Liabilities:
Deposits:
Non-interest bearing demand	$453,443	$453,443	$453,443	$—	$—
Savings, interest checking and money market	923,602	923,602	923,602	—	—
Time deposits	255,034	250,433	—	—	250,433
Federal funds purchased and securities sold under agreements to repurchase	5,187	5,187	5,187	—	—
Federal Home Loan Bank advances and other borrowings	98,000	98,000	—	98,000	—
Subordinated notes	49,486	39,197	—	39,197	—
Interest rate lock commitments	18	18	—	—	18
Forward sale commitments	3	3	—	3	—
Accrued interest payable	902	902	902	—	—
Total	$1,785,675	$1,770,785	$1,383,134	$137,200	$250,451

			December 31, 2021
			Fair Value Measurements
	December 31, 2021		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$17,287	$17,287	$17,287	$—	$—
Federal funds sold and overnight interest-bearing deposits	142,622	142,622	142,622	—	—
Certificates of deposit in other banks	5,193	5,193	5,193	—	—
Available-for-sale securities	310,870	310,870	3,917	306,953	—
Other investment securities	5,408	5,408	60	5,348	—
Loans, net	1,285,230	1,308,539	—	—	1,308,539
Loans held for sale	2,249	2,249	—	2,249	—
Cash surrender value - life insurance	2,509	2,509	—	2,509	—
Interest rate lock commitments	312	312	—	—	312
Forward sale commitments	12	12	—	12	—
Accrued interest receivable	6,621	6,621	6,621	—	—
Total	$1,778,313	$1,801,622	$175,700	$317,071	$1,308,851
Liabilities:
Deposits:
Non-interest bearing demand	$453,066	$453,066	$453,066	$—	$—
Savings, interest checking and money market	818,358	818,358	818,358	—	—
Time deposits	245,396	246,025	—	—	246,025
Federal funds purchased and securities sold under agreements to repurchase	23,829	23,829	23,829	—	—
Federal Home Loan Bank advances and other borrowings	77,418	78,152	—	78,152	—
Subordinated notes	49,486	42,908	—	42,908	—
Interest rate lock commitments	26	26	—	—	26
Accrued interest payable	282	282	282	—	—
Total	$1,667,861	$1,662,646	$1,295,535	$121,060	$246,051